Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 3

Summary of Significant Accounting Policies:

Accounting Principles

The accompanying unaudited condensed consolidated financial statements and related notes should be read in conjunction with our consolidated financial statements and related notes contained in Amendment No. 1 to our Annual Report on Form 10-K/A for the fiscal year ended December 31, 2017. The unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) related to interim financial statements. As permitted under those rules, certain information and footnote disclosures normally required or included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The financial information contained herein is unaudited; however, management believes all adjustments have been made that are considered necessary to present fairly the results of the Company’s financial position and operating results for the interim periods. All such adjustments are of a normal recurring nature. The accompanying condensed consolidated balance sheet as of December 31, 2017 has been derived from the consolidated financial statements contained in Amendment No. 1 to our Annual Report on Form 10-K/A.

The results for the three and six months ended June 30, 2018 are not necessarily indicative of the results to be expected for the year ending December 31, 2018 or for any other interim period in the future.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and the wholly and majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Entities in which the Company directly or indirectly owns more than 50% of the outstanding voting securities, and for which other interest holders do not possess the right to affect significant management decisions, are generally accounted for under the voting interest consolidation method of accounting. Participation of other interest holders in the net assets and in the earnings or losses of a consolidated subsidiary is reflected in the line items “Non-controlling Interest” in the Company’s consolidated balance sheets and “net income (loss) attributable to the non-controlling interest” in the Company consolidated statements of comprehensive loss. Non-controlling interest adjusts the Company’s consolidated results of operations to reflect only the Company’s share of the earnings or losses of the consolidated subsidiary.

Any changes in the Company’s ownership interest in a consolidated subsidiary, through additional equity issuances by the consolidated subsidiary or from the Company acquiring the shares from existing shareholders, in which the Company maintains control is recognized as an equity transaction, with appropriate adjustments to both the Company’s additional paid-in capital and the corresponding non-controlling interest.

Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect amounts reported of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting periods. Actual results could differ from those estimates and be based on events different from those assumptions. As part of these financial statements, the more significant estimates include (1) identification of and measurement of instruments in equity and mezzanine transactions; (2) impairment of investment properties and investment in other company; (3) evaluation of going concern; and (4) contingencies.

Revenue recognition

On April 26, 2018, the Company’s subsidiary, RETPROP I, LLC, completed the acquisition of a 7,738 square-foot medical office building in Dayton, Ohio for a $326 purchase price, paid in cash consideration. The building’s former owner, and current tenant, a medical practice, has entered into a lease with the Company to continue its occupancy through April 2022, with the option to renew that lease for two additional five-year terms. The Company is accounting for the arrangement as an operating lease under ASC 840, Leases.

The Company records rental revenues on a straight-line basis under which contractual rent increases are recognized evenly over the lease term. Certain properties have leases that provide for tenant occupancy during periods where no rent is due or where minimum rent payments change during the term of the lease. Accordingly, receivables from tenants that we expect to collect over the remaining lease term are recorded on the balance sheet as straight-line rent receivables.

Income (Loss) per Share

The Company computes net income (loss) per share in accordance with ASC 260, “Earnings per share”. Basic income (loss) per share is computed by dividing net income (loss) by the weighted-average number of common shares outstanding during the period, net of the weighted average number of treasury shares (if any). Securities that may participate in dividends with the common stock (such as the convertible Series A Preferred Stock and Series B Preferred Stock) are considered in the computation of basic income (loss) per share using the two-class method. However, in periods of net loss, participating securities are included only if the holders of such securities have a contractual obligation to share the losses of the Company. Accordingly, the outstanding Series A preferred shares were included in the computation, while the Series B preferred shares were not.

Diluted income (loss) per common share is computed similar to basic income per share, except that the denominator is decreased (increased) to include the number of additional potential common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Potential common shares are excluded from the computation for a period in which a net income (loss) is reported or if their effect is anti-dilutive. The Company’s potential common shares consist of stock options, stock warrants and restricted stock awards issued under the Company’s stock incentive plans and their potential dilutive effect is considered using the treasury method, and of convertible Series A Preferred Stock and Series B Preferred Stock which their potential dilutive effect is considered using the “if-converted method”.

The net income (loss) from continuing operations and the weighted average number of shares used in computing basic net income (loss) per share from continuing operations for the three and six months ended June 30, 2018 and 2017, is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017

Numerator:
Net income (loss)	$1,750	$1,139	$101	(710)
Net loss (gain) from discontinued operations attributable to common stockholders	(140)	(411)	(219)	1,438
Accretion of Series B Preferred Stock to redemption value (*)	—	—	(1,968)	—
Preferred dividend on Series B Preferred Stock (**)	(62)	—	(141)	—
Participation of stockholders of Series A Preferred Stock in the net loss from continuing operations	—	—	384	—
Participation of stockholders of Series A and B Preferred Stock in the net income from continuing operations	(512)	(131)	—	(66)
Net basic income (loss) from continuing operations attributable to common stockholders	$(1,036)	$597	$(1,843)	$662

Denominator:
Shares of common stock used in computing basic net income (loss) per share	12,846,190	4,786,218	12,360,105	4,574,830

Net income (loss) per share of common stock from continuing operations, basic	$0.08	$0.12	$(0.15)	$0.14

(*)	Based on the rights and privileges of Series B Preferred Stock, since the Company did not obtain shareholder approval at March 31, 2018, the then outstanding Series B Preferred Stock became redeemable at the option of OFI. Consequently, in each reporting period commencing March 31, 2018, the outstanding Series B Preferred Stock is recorded at its maximum redemption value until the occurrance of redemption or a conversion as prior.

(**)	The net loss used for the computation of basic and diluted net loss per share for three and six months ended June 30, 2018, includes the preferred dividend requirement of 8% per share per annum for the Series B Preferred Stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company’s certificate of designation under the liquidation preference right (see also Note 5).

The net income (loss) from continuing operations and the weighted average number of shares used in computing diluted net income (loss) per share from continuing operations for the three and six months ended June 30, 2018 and 2017, is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017

Numerator:
Net basic income (loss) from continuing operations attributable to common stockholders	$1,036	$597	$(1,843)	$662
Participation of stockholders of Series A and B Preferred Stock in net income from continuing operations	512
Adjustment related to revaluation of asset contribution related financial instruments, net securities	—	(2,622)	—	(2,622)
Participation of stockholders of Series A Preferred Stock in the adjustment related to revaluation of asset contribution related financial instruments, net securities	—	470	—	470
Net basic income (loss) from continuing operations attributable to common stockholders	$1,548	$(1,555)	$(1,843)	$(1,490)

Denominator:
Shares of common stock used in computing basic net income (loss) per share	12,846,190	4,786,218	12,360,105	4,574,830
Incremental shares related to assumed conversion of Series A and B Preferred Stock into Common Stock	6,870,229
Incremental shares related to assumed exercise of asset contribution financial instruments	—	31,399,337	—	15,786,407
Diluted number of common and common stock equivalent shares outstanding	19,716,419	36,185,555	12,360,105	20,361,237

Net income (loss) per share of common stock from continuing operations, diluted	$0.08	$(0.04)	$(0.15)	$(0.07)

For the three months ended June 30, 2018, diluted income per share excludes stock options and common stock to be issued upon written call option, as the effect of their inclusion would be anti-dilutive. For the six months ended June 30, 2018, diluted loss per share excludes stock options, Series A and B Preferred Stock and common stock to be issued upon written call option, as the effect of their inclusion would be anti-dilutive. For the three and six months ended June 30, 2017, diluted loss per share excludes stock options and Series A Preferred Stock, as the effect of their inclusion would be anti-dilutive due to the net loss attributable to common stockholders for the period.

Note 3

Summary of Significant Accounting Policies:

Accounting Principles

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Certain reclassifications from the prior year presentation have been made to conform to the current year presentation. These reclassifications did not have material impact on the Company’s equity, net assets, results of operations or cash flows.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and the wholly and majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Entities in which the Company directly or indirectly owns more than 50% of the outstanding voting securities, and for which other interest holders do not possess the right to affect significant management decisions, are generally accounted for under the voting interest consolidation method of accounting. Participation of other interest holders in the net assets and in the earnings or losses of a consolidated subsidiary is reflected in the line items “Noncontrolling Interest” in the Company’s consolidated balance sheets and “net income (loss) attributable to the noncontrolling interest” in the Company consolidated statements of comprehensive loss. Noncontrolling interest adjusts the Company’s consolidated results of operations to reflect only the Company’s share of the earnings or losses of the consolidated subsidiary.

Any changes in the Company’s ownership interest in a consolidated subsidiary, through additional equity issuances by the consolidated subsidiary or from the Company acquiring the shares from existing shareholders, in which the Company maintains control is recognized as an equity transaction, with appropriate adjustments to both the Company’s additional paid-in capital and the corresponding noncontrolling interest.

Held for Sale Classification and Discontinued Operations

Under ASC 205 “Presentation of Financial Statement - Discontinued Operations”, a disposal group is reported as held for sale when management has approved or received approval to sell and is committed to a formal plan, the disposal group is available for immediate sale, the business is being actively marketed, the sale is anticipated to occur during the next 12 months and certain other specified criteria are met. A disposal group classified as held for sale is recorded at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying value of the business exceeds its estimated fair value less cost to sell, a loss is recognized. However, when a disposal group meets the held for sale criteria, the Company first evaluates whether the carrying amounts of the assets not covered by ASC 360-10 included in the disposal group (such as goodwill) are required to be adjusted in accordance with other applicable GAAP before measuring the disposal group at fair value less cost to sell.

Assets and liabilities related to a disposal group classified as held for sale are segregated in the consolidated balance sheet in the period in which the disposal group is classified as held for sale (see also Note 2 and 4).

Only disposal of a component of an entity or a group of components of an entity that represents a strategic shift that has or will have a major effect on an entity's operations and financial results shall be reported as discontinued operations.

The results of discontinued operations are reported in discontinued operations in the consolidated statement of comprehensive loss for current and prior periods commencing in the period in which the business meets the criteria of a discontinued operation, and include any gain or loss recognized on closing or adjustment of the carrying amount to fair value less cost to sell. Depreciation is not recorded on assets of a business while it is classified as held for sale (see also Note 2, Discontinued Operations).

Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect amounts reported of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting periods. Actual results could differ from those estimates and be based on events different from those assumptions. As part of these financial statements, the more significant estimates include (1) stock-based compensation; (2) identification of and measurement of instruments in equity transactions; (3) impairment of investment properties and investment in other company; (4) evaluation of going concern; and (5) contingencies.

Functional Currency

The currency of the primary economic environment in which the operations of the Company are conducted is the US dollar (“$” or “Dollars”). Thus, the functional currency of the Company and such subsidiaries (other than the foreign UK subsidiary as mentioned below) is the dollar (which is also the reporting currency of the Group). The operations of the UK subsidiary is conducted in the local currency of this subsidiary, which is Great Britain Pounds (GBP).

In accordance with ASC 830, “Foreign Currency Matters”, balances denominated in, or linked to, foreign currencies are stated on the basis of the exchange rates prevailing at the balance sheet date. For foreign currency transactions included in the statement of comprehensive loss, the exchange rates applicable to the relevant transaction dates are used. Transaction gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses.

Assets and liabilities of foreign subsidiaries, whose functional currency is the local currency, are translated from its respective functional currency to U.S. dollars at the balance sheet date exchange rates. Income and expense items are translated at the average rates of exchange prevailing during the year. Translation adjustments are reflected in the consolidated balance sheets as a component of accumulated other comprehensive income or loss.

Fair Value Measurements

The Company measures and discloses fair value in accordance with ASC 820 “Fair Value”, which defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions there exists a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - unadjusted quoted prices are available in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2 - pricing inputs are other than quoted prices in active markets that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 - pricing inputs are unobservable for the non-financial asset or liability and only used when there is little, if any, market activity for the non-financial asset or liability at the measurement date. The inputs into the determination of fair value require significant management judgment or estimation. Fair value is determined using comparable market transactions and other valuation methodologies, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The fair value of cash and cash equivalents are based on its demand value, which is equal to its carrying value. Additionally, the carrying value of all other monetary assets and liabilities is estimated to be equal to their fair value due to the short-term nature of these instruments.

As of December 31, 2017, an option to purchase redeemable convertible preferred stock as embedded in the Purchase Agreement (see also Note 14) was measured at fair value on a recurring basis using level 3 inputs.

Cash and Cash Equivalents

The Company invested its excess cash in highly liquid short-term investments. The Company considered short-term investments that were purchased with an original maturity of three months or less to be cash equivalents.

Short-term Deposits

Short-term deposits are deposits with original maturities of more than three months but less than one year. Short-term deposits are presented at their costs including accrued interest.

Accounts Receivable and Allowance for Doubtful Accounts

The majority of the Company’s accounts receivable were due from consumers, distributors (domestic and international), physicians and other entities in the medical field, divisions which are no longer operated by the Company. Accounts receivable were most often due within 30 to 90 days and are stated at amounts due from customers net of an allowance for doubtful accounts. Accounts outstanding longer than the contractual payment terms were considered past due. Allowance for doubtful accounts was determined by considering a number of factors, including the length of time trade accounts receivable are past due, the Company’s previous loss history, the customer’s current ability to pay its obligation to the Company and available information about their credit risk, and the condition of the general economy and the industry as a whole. The Company wrote off accounts receivable when they were considered uncollectible, and payments subsequently received on such receivables were credited to the allowance for doubtful accounts. The Company did not recognize interest accruing on accounts receivable past due. As of December 31, 2016, the account receivable is included in the discontinued operation. As of December 31, 2017, there are no outstanding accounts receivable.

Inventories

Inventories were stated at the lower of cost or market. Cost is determined to be purchased cost for raw materials and the production cost (materials, labor and indirect manufacturing cost, including sub-contracted work components) for work-in-process and finished goods. For the Company’s consumer and LHE products, cost was determined on the weighted-average method. For the pre-merged PhotoMedex products, cost was determined on the first-in, first-out method.

Reserves for slow moving and obsolete inventories were provided based on historical experience and product demand. Management evaluates the adequacy of these reserves periodically based on forecasted sales and market trend.

As of December 31, 2016, the inventory is included in the discontinued operation. As of December 31, 2017, there are no inventories.

Investment in Other Company

The investment in the other company is stated at cost, since the Company does not have the ability to exercise significant influence over operating and financial policies of those investees. The Company's investments in the other company is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable, in accordance with ASC 320 "Investments – Debt and Equity Securities". As of December 31, 2017, based on managements’ most recent analyses, impairment losses have been identified in the amount of $862 (see also Notes 5 and 13).

Property, Equipment and Depreciation

Property and equipment are recorded at cost, net of accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, primarily three to seven years for computer hardware and software, furniture and fixtures, and machinery and equipment. Leasehold improvements are amortized over the lesser of the useful lives or lease terms. Expenditures for major renewals and betterments to property and equipment are capitalized, while expenditures for maintenance and repairs are charged as an expense as incurred. Upon retirement or disposition, the applicable property amounts are deducted from the accounts and any gain or loss is recorded in the consolidated statements of comprehensive loss. Useful lives are determined based upon an estimate of either physical or economic obsolescence or both.

Realizability of property and equipment was based on estimates of undiscounted future cash flows over the remaining useful life of the asset. If the amount of such estimated undiscounted future cash flows was less than the net book value of the asset, the asset was written down to fair value (see also Impairment of Long-Lived Assets and Intangibles).

Patent Costs and Licensed Technologies

Costs incurred to obtain or defend patents and licensed technologies were capitalized and amortized over the shorter of the remaining estimated useful lives or eight to 12 years. Core and product technology was also recorded in connection with the reverse acquisition on December 13, 2011 and was being amortized on a straight-line basis over ten years for core technology and five years for product technology (see also Note 8).

Management evaluated the recoverability of intangible assets based on estimates of undiscounted future cash flows over the remaining useful life of the asset. If the amount of such estimated undiscounted future cash flows is less than the net book value of the asset, the asset is written down to fair value. During the year ended December 31, 2016, the Company recorded an impairment of patents and licensed technologies in the amount of $1,261 which is included in discontinued operation (see also Impairment of Long-Lived Assets and Intangibles).

Other Intangible Assets

Other intangible assets were recorded in connection with the reverse acquisition on December 13, 2011. The assets which were determined to have definite useful lives were amortized on a straight-line basis over ten years. Such assets primarily included customer relationships and trademarks. (See Note 9).

Accounting for the Impairment of Goodwill

The Company evaluates the carrying value of goodwill annually at the end of the calendar year and also between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit to which goodwill was allocated to below its carrying amount. Such circumstances could include but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. Goodwill impairment evaluation is performed subsequent to Impairment evaluation of long-lived assets and intangibles (see also Notes 6 and 7). Goodwill impairment testing involves a two-step process. Step 1 compares the fair value of the Group’s reporting units to which goodwill was allocated to their carrying values. If the fair value of the reporting unit exceeds its carrying value, no further analysis is necessary. The reporting unit fair value is based upon consideration of various valuation methodologies, including guideline transaction multiples, multiples of current earnings, and projected future cash flows discounted at rates commensurate with the risk involved. If the carrying amount of the reporting unit exceeds its fair value, Step 2 must be completed to quantify the amount of impairment. Step 2 calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit, from the fair value of the reporting unit as determined in Step 1. The implied fair value of goodwill determined in this step is compared to the carrying value of goodwill. If the implied fair value of goodwill is less than the carrying value of goodwill, an impairment loss, equal to the difference, is recognized. As part of the purchase price allocation for the 2011 reverse acquisition, the Company recorded goodwill in the amount of $24,005 and definite-lived intangibles in the amount of $12,000. Goodwill reflected the value or premium of the acquisition price in excess of the fair values assigned to specific tangible and intangible assets. Goodwill had an indefinite useful life and therefore was not amortized as an expense but was reviewed annually for impairment of its fair value to the Company. The fair value of Goodwill associated with the operating and reporting units was estimated using a combination of Income and Market Approach methodologies to valuation. The Income method of valuation explicitly recognizes the current value of future economic benefits developed by discounting future net cash flows to their present value at a rate that reflects both the current return requirements of the market and the risks inherent in the market. The Market approach measures the value of an asset through the analysis of recent sales or offerings of comparable property. Our business was organized into three operating and reporting units which were defined as Consumer, Physician Recurring, and Professional Equipment. Upon completion of our goodwill impairment analysis in connection with the transaction with ICTV Brands.

As of December 31, 2016, the Company recorded an impairment of the entire remaining balance of goodwill (allocated to consumer segment) in the amount of $2,257 which is included in discontinued operation. Such determination was based on the market approach.

Accrued Warranty Costs

The Company offered a standard warranty on product sales of its previous skin care business generally for a one to two-year period. The Company provided for the expected cost of estimated future warranty claims on the date the product is sold. Total accrued warranty was included in other accrued liabilities on the balance sheet. The activity in the warranty accrual during the years ended December 31, 2017 and 2016 is summarized as follows:

	December 31,
	2017	2016
Accrual at beginning of year	$241	$330
Additions charged to warranty expense	—	56
Expiring warranties	—	(145)
Sale of consumer segment (*)	(241)
Total (**)	—	241
Less: current portion	—	(241)
Long term accrued warranty	$—	$—

(*) The buyer of the remaining consumer products business assumed the warranty obligations.

(**) Included in liabilities related to assets held for sale.

For extended warranty on the consumer products, see also Revenue Recognition below.

Revenue Recognition

The Company recognized revenues from the product sales when the following four criteria have been met: (i) the product has been delivered and the Company has no significant remaining obligations; (ii) persuasive evidence of an arrangement exists; (iii) the price to the buyer is fixed or determinable; and (iv) collection is reasonably assured. Revenues from product sales are recorded net of provisions for estimated chargebacks, rebates, expected returns and cash discounts.

The Company shipped most of its products FOB shipping point, although from time to time certain customers, for example governmental customers, will be granted FOB destination terms. Among the factors the Company takes into account when determining the proper time at which to recognize revenue are (i) when title to the goods transfers and (ii) when the risk of loss transfers. Shipments to distributors or physicians that do not fully satisfy the collection criteria are recognized when invoiced amounts are fully paid or fully assured and included in deferred revenues until that time.

For revenue arrangements with multiple deliverables within a single, contractually binding arrangements (usually sales of products with separately priced extended warranty), each element of the contract is accounted for as a separate unit of accounting when it provides the customer value on a stand-alone basis and there is objective evidence of the fair value of the related unit.

With respect to sales arrangements under which the buyer had a right to return the related product, revenue was recognized only if all the following conditions are met: the price was fixed or determinable at the date of sale; the buyer has paid, or was obligated to pay and the obligation was not contingent on resale of the product; the buyer’s obligation would not be changed in the event of theft or physical destruction or damage of the product; the buyer had economic substance; the Company did not have significant obligations for future performance to directly bring about resale of the product by the buyer; and the amount of future returns could be reasonably estimated.

The Company provided a provision for product returns based on the experience with historical sales returns, in accordance with ASC 605-15 with respect to sales of product when a right of return existed. Reported revenues are shown net of the returns provision. Such allowance for sales returns were included in Other Accrued Liabilities (see also Note 11).

Deferred revenue included amounts received with respect to extended warranty maintenance, repairs and other billable services and amounts not yet recognized as revenues. Revenues with respect to such activities were deferred and recognized on a straight-line basis over the duration of the warranty period, the service period or when service was provided, as applicable to each service. All such deferred revenues were derecognized.

Shipping and Handling Costs

Shipping and handling fees billed to customers were reflected as revenues while the related shipping and handling costs were included in selling and marketing expense. Shipping and handling costs have not been material.

Advertising Costs

Advertising costs were charged to expenses as incurred. Advertising costs were included in the loss on discontinued operations (see Note 2 Discontinued Operation).

Concentrations of credit risk

Financial instruments which subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The carrying amounts of these instruments approximate fair value due to their short-term nature. The Company deposits cash and cash equivalents and short-term deposits in major financial institutions in the US, UK, and in Israel. The Company performs periodic evaluations of the relative credit standing of these institutions. The Company is of the opinion that the credit risk in respect of these balances is immaterial. In addition, the Company performed with respect to its previous skin business an ongoing credit evaluation and established an allowance for doubtful accounts based upon factors surrounding the credit risk of customers (see also Accounts Receivable above).

Concentrations of credit risk

Most of the Company’s sales were generated in North America and Asia Pacific, to a large number of customers. Management periodically evaluated the collectability of the trade receivables to determine the amounts that were doubtful of collection and determine a proper allowance for doubtful accounts. Accordingly, the Company’s trade receivables did not represent a substantial concentration of credit risk.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences reverse. Any resulting net deferred tax assets are evaluated for recoverability and, accordingly, a valuation allowance is provided when it is more likely than not that all or some portion of the deferred tax asset will not be realized.

The Company or its subsidiaries may incur additional tax liabilities in the event of an intercompany dividend distribution or a deemed dividend distribution under the U.S. income tax law and regulations. Prior to 2014, it was the Company’s policy not to cause a distribution of dividends which would generate an additional tax liability to the Company. During the years ended December 31, 2014 and 2015, the Company’s affiliates borrowed funds from the subsidiary in Israel. These borrowings resulted in a large deemed distribution taxable in the U.S. Furthermore, management can no longer represent that the earnings of its non U.S. subsidiaries will remain permanently invested outside the U.S. Therefore, beginning in 2014, the Company has provided deferred taxes on the undistributed earnings of its non U.S. subsidiaries. Taxes, which may apply in the event of a disposal of investments in subsidiaries, have not been included in computing the deferred taxes, as the Company anticipates it would liquidate those subsidiaries that can be closed on a tax-free basis.

The Company accounts for uncertain tax positions in accordance with an amendment to ASC 740-10, “Income Taxes” which clarified the accounting for uncertainty in tax positions. This amendment provides that the tax effects from an uncertain tax position can be recognized in the financial statements only if the position is “more-likely-than-not” to be sustained were it to be challenged by a taxing authority. The assessment of the tax position is based solely on the technical merits of the position, without regard the likelihood that the tax position may be challenged. If an uncertain tax position meets the “more-likely-than-not” threshold, the largest amount of tax benefit that is more than 50% likely to be recognized upon ultimate settlement with the taxing authority is recorded.

During the years ended December 31, 2017 and 2016, the Company determined that the liability for unrecognized tax benefits could suitably be extinguished by application of net operating loss carryforwards and carrybacks, with any residual impact arising as a liability in 2017 and 2016 that has been duly provided for.

Contingencies

The Company and its subsidiaries are involved in certain legal proceedings that arise from time to time in the ordinary course of business. We account for business contingent liabilities in accordance with ASC 450 “Contingencies”. Except for income tax contingencies, the Company records accruals for contingencies to the extent that the management concludes that the occurrence is probable and that the related amounts of the loss can be reasonably estimated. A provision is recorded when it is both probable and when a liability has been incurred and the related amounts of the loss can be reasonably estimated. Legal expenses associated costs incurred in connection with the contingencies are expensed as incurred.

With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. Other than the matters discussed in Note 13, as of December 31, 2017, the Company is not a party to any other litigation that it believes would have a material adverse effect on the Company’s business, financial position, results of operations or cash flows.

Impairment of Long-Lived Assets and Intangibles

Long-lived assets, such as property and equipment, and definite-lived intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset (or group of assets) may not be recoverable. Impairment test is applied at the lowest level where there are identifiable independent cash flows, which may involve a group of assets.

Recoverability of assets to be held and used (or group of assets) is measured by a comparison of the carrying amount of an asset to the undiscounted cash flows expected to be generated by the asset. If an asset is determined to be impaired, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of are separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell and are no longer depreciated. The assets and liabilities of a disposed group classified as discontinued operations are presented separately in the appropriate asset and liability sections of the balance sheet.

Indefinite-life intangible assets are tested for impairment, on an annual basis or more often, when triggering events indicate that it is more likely than not that the asset is impaired, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an impairment loss is recognized in the amount of that excess. Subsequent reversal of a previously recognized impairment loss is prohibited.

Pursuant to ASC 360 the Company tested the long-lived assets and determined that changes in circumstances indicated that its carrying value may not be recoverable. The carrying amount of the assets is considered recoverable if it exceeds the sum of undiscounted cash flows expected from the use or eventual disposition of the asset. Upon completion of our goodwill impairment analysis in connection with the pending transaction with ICTV Brands, as of December 31, 2016, the Company recorded an impairment of the entire remaining balance of Consumer segment goodwill in the amount of $2,257. The Company recorded an impairment of the Consumer segment intangibles for its entire remaining Licensed Technology balance in the amount of $1,261. These impairment charges are included in discontinued operations.

Loss per Share (As Restated)

The Company computes net loss per share in accordance with ASC 260, “Earnings per share”. Basic loss per share are computed by dividing net loss by the weighted-average number of common shares outstanding during the period, net of the weighted average number of treasury shares (if any). Securities that may participate in dividends with the Common Stock (such as the convertible Preferred Stock Series A and Series B) are considered in the computation of basic income per share using the two-class method. However, in periods of net loss, participating securities are included only if the holders of such securities have a contractual obligation to share the losses of the Company. Accordingly, the outstanding Series A preferred shares were included in the computation, while the Series B preferred shares were not.

Diluted loss per common share is computed similar to basic earnings per share, except that the denominator is increased to include the number of additional potential common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Potential common shares are excluded from the computation for a period in which a net loss is reported or if their effect is anti-dilutive. The Company’s potential common shares consist of stock options, stock warrants and restricted stock awards issued under the Company’s stock incentive plans and their potential dilutive effect is considered using the treasury method and of convertible Preferred Stock Series A and Series B which their potential dilutive effect is considered using the "if-converted method".

The net loss from continuing operations and the weighted average number of shares used in computing basic and diluted net loss per share from continuing operations for the years ended December 31, 2017 and 2016, is as follows: (in thousands except share and per share amounts)

	Year ended December 31,
	2017	2016
	(As Restated)

Numerator:
Net loss attributable to common stockholders	$19,384	$13,264
Net loss from discontinued operations attributable to common stockholders	(2,459)	(13,264)
Accretion of dividend for the period (*)	3	—
Participation of stockholders of series A preferred stock in the net loss from continuing operations	(1,365)	—

Net loss from continuing operations attributable to common stockholders	$15,563	$—

Denominator:
Shares of common stock used in computing basic and diluted net loss per share	5,073,751	4,171,549

Net loss per share of Ordinary Share from continuing operations, basic and diluted	$3.07	$—

(*)	The net loss used for the computation of basic and diluted net loss per share for the year ended December 31, 2017, includes the dividend requirement of 8% per share per annum for the Series B preferred stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company's certificate of designation (the “Certificate of Designation”) under the liquidation preference right (see also Note 14).

For the year ended December 31, 2017, diluted loss per share excludes the impact of stock options, stock warrants, series Preferred A Stock, series Preferred B Stock, common stock to be issued upon exercise of asset contribution financial instruments and common stock to be issued upon written call option totaling 43,053,913 shares, as the effect of their inclusion would be anti-dilutive. For the year ended December 31, 2016, diluted loss per share excludes the impact of stock options totaling 1,000 shares.

Convertible Redeemable Series B Preferred Stock

The Company classifies its Convertible Redeemable Series B Preferred Stock outside of Stockholders' deficit because certain features of the Company's Certificate of Designation could require redemption of some or all classes of Convertible Redeemable Series B Preferred Stock upon events not solely within the control of the Company (see also Note 14).

Option to purchase Convertible Redeemable Series B Preferred Stock:

The Company has classified the option to purchase additional shares of its Convertible Redeemable Series B Preferred Stock as a liability in accordance with ASC 480, “Distinguishing Liabilities from Equity” as the underlying Series B Preferred Shares are subject to redemption feature. The Company measures the option at fair value by using the Black Scholes Pricing Model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company’s statement of comprehensive loss (see also Note 14).

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, “Compensation Stock Compensation. Under”, (“ASC 718”), which requires companies to estimate the fair value recognition provision, of this statement, share-equity based compensation cost is measured at payment awards on the date of grant date based on the fair using an option pricing model. The value of the portion of the award that is ultimately expected to vest and is recognized as operating an expense over the applicable vesting period of requisite service periods in the stock award using Company’s consolidated statement of comprehensive loss.

The Company recognizes compensation expense for the value of its awards granted based on the graded vesting method over the requisite or derived service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model which requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon historical daily stock price observations of its common stock. The expected option term represents the period that the Company’s stock options are expected to be outstanding and is determined based on the simplified method until sufficient historical exercise data will support using expected life assumptions. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

Recently Issued Accounting Standards

Recent Accounting Pronouncements adopted

On March 30, 2016, the FASB issued ASU 2016-09, “Compensation-Stock Compensation”, which effects all entities that issue share-based payment awards to their employees. The amendments in this update cover such areas as the recognition of excess tax benefits and deficiencies, the classification of those excess tax benefits on the statement of cash flows, an accounting policy election for forfeitures, the amount an employer can withhold to cover income taxes and still qualify for equity classification and the classification of those taxes paid on the statement of cash flows. This update is effective for annual and interim periods beginning after December 15, 2016. This guidance can be applied either prospectively, retrospectively or using a modified retrospective transition method. The Company adopted the new guidance prospectively effective January 1, 2017. This new guidance did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements not adopted yet

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (ASU 2014-09), which amends the existing accounting standards for revenue recognition. In August 2015, FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which delays the effective date of ASU 2014-09 by one year. FASB also agreed to allow entities to choose to adopt the standard as of the original effective date. The new revenue recognition standard will be effective in the first quarter of 2018, with the option to adopt it in the first quarter of 2017. The Company currently anticipates adopting the new standard effective January 1, 2018. The new standard also permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the modified retrospective method). In April 2016, FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing. ASU 2016-10 covers two specific topics: performance obligations and licensing. This amendment includes guidance on immaterial promised goods or services, shipping or handling activities, separately identifiable performance obligations, functional or symbolic intellectual property licenses, sales-based and usage-based royalties, license restrictions (time, use, geographical) and licensing renewals. In addition, in May 2016, FASB issued ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, which is intended to not change the core principle of the guidance in Topic 606, but rather affect only the narrow aspects of Topic 606 by reducing the potential for diversity in practice at initial application and by reducing the cost and complexity of applying Topic 606 both at transition and on an ongoing basis. The Company is not expecting that the adoption of this standard will have a material impact on its financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, “Leases”. This guidance will require that lease arrangements longer than 12 months result in an entity recognizing an asset and liability equal to the present value of the lease payments in the statement of financial position. This guidance is effective for annual periods beginning after December 15, 2018, and interim periods therein. This standard requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of ASU 2016-02 will have on its financial statements and related disclosures.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): “Restricted Cash” (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period, however, the Company has not elected to early adopt ASU 2016-18. This new guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01 Business Combinations (Topic 805): “Clarifying the Definition of a Business”. ASU 2017-01 provides amendments to clarify the definition of a business and affect all companies and other reporting organizations that must determine whether they have acquired or sold a business. The amendments are intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The guidance is effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years and should be applied prospectively as of the beginning of the period of adoption. Early adoption is permitted under certain circumstances. The Company is currently evaluating the potential effect of the guidance on its consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09 “Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting”, which includes guidance on changes to terms and conditions of share-based payment awards. The amendment provides guidance about which changes to terms or conditions of a share-based payment award require an entity to apply modification accounting. The guidance will be effective for the fiscal year beginning on January 1, 2018, including interim periods within that year (early adoption is permitted). The Company is currently evaluating the potential effect of the guidance on its consolidated financial statements.